Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (980)	$ 877	$ 750
Foreign	19	72	39
Total income (loss) before taxes	$ (961)	$ 949	$ 789